Bank overdrafts, bonds and bank loans - Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of bank overdraft bonds and bank loans [abstract]
Corporate bonds and bank loans	£ 3,801.8	£ 4,216.8